Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Information
Reporting Information by Segment
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total

	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2014	2015	2014	2015	2014	2015	2014	2015
Revenues from external customers	$103,024	$64,609	$79,938	$104,879	$802,197	$725,805	$985,159	$895,293
Income tax expense	-	-	-	-	(23,933)	(36,931)	(23,933)	(36,931)
Net income/(loss)	(79,376)	(201,210)	(1,380)	(16,513)	68,324	(1,242,728)	(12,432)	(1,460,451)

	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015	December 31, 2014	June 30, 2015
Total assets	$1,741,235	$2,018,930	$652,375	$597,006	$8,095,212	$-	$10,488,822	$2,615,936

Segment Information Reconciliation
Total Assets	December 31, 2014
Total Assets for reportable segments	10,488,822
Elimination of intersegment receivables	(117,219)
Total consolidated Assets	10,371,603